Exhibit 99.1

Monthly Servicer Certificate

Discover Card Execution Note Trust

DiscoverSeries Class A(2021-2) Notes
DiscoverSeries Class A(2023-1) Notes
DiscoverSeries Class A(2023-2) Notes

Distribution Date: February 17, 2026

Related Due Period: January 01, 2026 to January 31, 2026

Related Interest Accrual Period: January 15, 2026 to February 16, 2026

Under the Defeasance Agreement, dated as of December 18, 2025 (the “Defeasance Agreement”), by and among Discover Card Execution Note Trust (“DCENT”), as Issuer, U.S. Bank Trust Company, National Association (“USBTC”), in its capacity as Indenture Trustee and as Paying Agent, and U.S. Bank National Association (“USB”), in its capacity as Securities Intermediary relating to the Indenture and Indenture Supplement, the Master Servicer is required to prepare, and the Indenture Trustee and the Paying Agent are required to make available, certain information each month regarding current distributions to Noteholders. The information for the Distribution Date listed above is set forth below.

Capitalized terms used herein have the meanings set forth in the Defeasance Agreement (including by reference to the Indenture), unless otherwise defined herein.

1. Payments to DiscoverSeries Investors with respect to this Distribution Date

	Total	Interest	Principal

Class A(2021-2) Notes	$515,000.00	$515,000.00	$0.00

Class A(2023-1) Notes	$4,489,583.33	$4,489,583.33	$0.00

Class A(2023-2) Notes	$4,108,333.33	$4,108,333.33	$0.00

2. Information Concerning Principal Payments

	Amount Distributed this Due Period	Total Principal Distributions through this Due Period
DISCOVERSERIES BY TRANCHE

(a) Class A(2021-2) Notes	$0.00	$0.00

(b) Class A(2023-1) Notes	$0.00	$0.00

(b) Class A(2023-2) Notes	$0.00	$0.00

3. Information Concerning Class A(2021-2) Defeasance Interest Funding Account

(a)	Amount credited to the Class A(2021-2) Defeasance Interest Funding Account at the close of business on the immediately preceding Distribution Date (or, in the case of the first Distribution Date, on December 18, 2025)	$4,212,700.00

(b)	Amount of Class A(2021-2) Note Interest withdrawn from the Class A(2021-2) Defeasance Interest Funding Account with respect to the current Distribution Date	$515,000.00

(c)	Amount, if any, withdrawn from the Class A(2021-2) Defeasance Interest Funding Account and paid to the Beneficiary with respect to the current Distribution Date	$0.00

(d)	Amount credited to the Class A(2021-2) Defeasance Interest Funding Account at the close of business on the current Distribution Date after taking into account all withdrawals and distributions on or prior to such Distribution Date	$3,697,700.00

4. Information Concerning Class A(2021-2) Defeasance Principal Funding Accounts

(a)	Aggregate amount credited to the Class A(2021-2) Defeasance Principal Funding Accounts at the close of business on the immediately preceding Distribution Date (or, in the case of the first Distribution Date, on December 18, 2025)	$900,420,433.20

(b)	Amount of interest and earnings on any Permitted Investment credited to the Class A(2021-2) Supplemental Defeasance Principal Funding Account, if any, since the close of business on the immediately preceding Distribution Date	$924,553.23

(c)	Aggregate amount withdrawn from the Class A(2021-2) Defeasance Principal Funding Accounts in respect of unpaid amounts of principal with respect to the Class A(2021-2) Notes, if any, and distributed to Class A(2021-2) Noteholders with respect to the current Distribution Date	$0.00

(d)	Aggregate amount, if any, withdrawn from the Class A(2021-2) Defeasance Principal Funding Accounts and paid to the Beneficiary with respect to the current Distribution Date	$0.00

(e)	Aggregate amount credited to the Class A(2021-2) Defeasance Principal Funding Accounts at the close of business on the current Distribution Date after taking into account all withdrawals and distributions on or prior to such Distribution Date	$901,344,986.43

5. Information Concerning Class A(2023-1) Defeasance Interest Funding Account

(a)	Amount credited to the Class A(2023-1) Defeasance Interest Funding Account at the close of business on the immediately preceding Distribution Date (or, in the case of the first Distribution Date, on December 18, 2025)	$22,449,166.67

(b)	Amount of Class A(2023-1) Note Interest withdrawn from the Class A(2023-1) Defeasance Interest Funding Account with respect to the current Distribution Date	$4,489,583.33

(c)	Amount, if any, withdrawn from the Class A(2023-1) Defeasance Interest Funding Account and paid to the Beneficiary with respect to the current Distribution Date	$0.00

(d)	Amount credited to the Class A(2023-1) Defeasance Interest Funding Account at the close of business on the current Distribution Date after taking into account all withdrawals and distributions on or prior to such Distribution Date	$17,959,583.33

6. Information Concerning Class A(2023-1) Defeasance Principal Funding Accounts

(a)	Aggregate amount credited to the Class A(2023-1) Defeasance Principal Funding Accounts at the close of business on the immediately preceding Distribution Date (or, in the case of the first Distribution Date, on December 18, 2025)	$1,875,875,902.50

(b)	Amount of interest and earnings on any Permitted Investment credited to the Class A(2023-1) Supplemental Defeasance Principal Funding Accounts, if any, since the close of business on the immediately preceding Distribution Date	$1,926,152.56

(c)	Aggregate amount withdrawn from the Class A(2023-1) Defeasance Principal Funding Accounts in respect of unpaid amounts of principal with respect to the Class A(2023-1) Notes, if any, and distributed to Class A(2023-1) Noteholders with respect to the current Distribution Date	$0.00

(d)	Aggregate amount, if any, withdrawn from the Class A(2023-1) Defeasance Principal Funding Accounts and paid to the Beneficiary with respect to the current Distribution Date	$0.00

(e)	Aggregate amount credited to the Class A(2023-1) Defeasance Principal Funding Accounts at the close of business on the current Distribution Date after taking into account all withdrawals and distributions on or prior to such Distribution Date	$1,877,802,055.06

7.    Information Concerning Class A(2023-2) Defeasance Interest Funding Account

(a)	Amount credited to the Class A(2023-2) Defeasance Interest Funding Account at the close of business on the immediately preceding Distribution Date (or, in the case of the first Distribution Date, on December 18, 2025)	$21,034,666.67

(b)	Amount of Class A(2023-2) Note Interest withdrawn from the Class A(2023-2) Defeasance Interest Funding Account with respect to the current Distribution Date	$4,108,333.33

(c)	Amount, if any, withdrawn from the Class A(2023-2) Defeasance Interest Funding Account and paid to the Beneficiary with respect to the current Distribution Date	$0.00

(d)	Amount credited to the Class A(2023-2) Defeasance Interest Funding Account at the close of business on the current Distribution Date after taking into account all withdrawals and distributions on or prior to such Distribution Date	$16,926,333.33

8.    Information Concerning Class A(2023-2) Defeasance Principal Funding Accounts

(a)	Aggregate amount credited to the Class A(2023-2) Defeasance Principal Funding Accounts at the close of business on the immediately preceding Distribution Date (or, in the case of the first Distribution Date, on December 18, 2025)	$1,500,700,722.00

(b)	Amount of interest and earnings on any Permitted Investment credited to the Class A(2023-2) Supplemental Defeasance Principal Funding Accounts, if any, since the close of business on the immediately preceding Distribution Date	$1,540,922.05

(c)	Aggregate amount withdrawn from the Class A(2023-2) Defeasance Principal Funding Accounts in respect of unpaid amounts of principal with respect to the Class A(2023-2) Notes, if any, and distributed to Class A(2023-2) Noteholders with respect to the current Distribution Date	$0.00

(d)	Aggregate amount, if any, withdrawn from the Class A(2023-2) Defeasance Principal Funding Accounts and paid to the Beneficiary with respect to the current Distribution Date	$0.00

(e)	Aggregate amounts credited to the Class A(2023-2) Defeasance Principal Funding Accounts at the close of business on the current Distribution Date after taking into account all withdrawals and distributions on or prior to such Distribution Date	$1,502,241,644.05

CAPITAL ONE, NATIONAL ASSOCIATION,
as Master Servicer

By:        /s/ Eric D. Bauder
Name:    Eric D. Bauder
Title:        Authorized Representative